Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss		$ (20,521)	$ (156,835)	$ (54,219)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments		(309)	131	(353)
Cash flow hedges:
Net change in fair value, net of tax	[1]	15,826	14,948	28,128
Amounts reclassified to earnings, net of tax	[2]	(26,643)	(23,727)	(503)
Total other comprehensive (loss) income		(11,126)	(8,648)	27,272
Total comprehensive loss		(31,647)	(165,483)	(26,947)
Comprehensive loss attributable to redeemable noncontrolling interests		(1,789)	(2,167)	(312)
Comprehensive loss attributable to noncontrolling interest		(670)	(65)	0
Comprehensive loss attributable to BrightSpring Health Services, Inc. and subsidiaries		$ (29,188)	$ (163,251)	$ (26,635)

[1]	The income tax effects of the net change in fair value were $(5,149), $(4,591), and $(9,026) for the years ended December 31, 2024, 2023, and 2022, respectively.
[2]	The income tax effects of amounts reclassified to earnings were $8,646, $7,683, and $167 for the years ended December 31, 2024, 2023, and 2022, respectively.